Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information

25. Segment Information

As a result of the spin-off of substantially all of our Retail Properties segment (see Note 1 – Organization and Business), the remaining retail properties no longer meet the criteria to be a separate reportable segment. In addition, as a result of our investment in Toys being reduced to zero, we suspended equity method accounting for our investment in Toys (see Note 6 - Investments in Partially Owned Entities) and the Toys segment no longer meets the criteria to be a separate reportable segment. Accordingly, the Retail Properties segment and Toys have been reclassified to the Other segment. Below is a summary of net income and a reconciliation of net income to EBITDA(1) by segment for the years ended December 31, 2014, 2013 and 2012.

(Amounts in thousands)	For the Year Ended December 31, 2014
	Total	New York		Washington, DC		Other
Total revenues	$2,312,512	$1,520,845		$537,151		$254,516
Total expenses	1,622,619	946,466		358,019		318,134
Operating income (loss)	689,893	574,379		179,132		(63,618)
(Loss) income from partially owned entities, including Toys	(58,131)	20,701		(3,677)		(75,155)
Income from Real Estate Fund	163,034	-		-		163,034
Interest and other investment income, net	38,752	6,711		183		31,858
Interest and debt expense	(412,755)	(183,427)		(75,395)		(153,933)
Net gain on disposition of wholly owned and partially
owned assets	13,568	-		-		13,568
Income (loss) before income taxes	434,361	418,364		100,243		(84,246)
Income tax expense	(9,281)	(4,305)		(242)		(4,734)
Income (loss) from continuing operations	425,080	414,059		100,001		(88,980)
Income from discontinued operations	583,946	463,163		-		120,783
Net income	1,009,026	877,222		100,001		31,803
Less net income attributable to noncontrolling interests in
consolidated subsidiaries	(96,561)	(8,626)		-		(87,935)
Net income (loss) attributable to Vornado Realty L.P.	912,465	868,596		100,001		(56,132)
Interest and debt expense(2)	654,398	241,959		89,448		322,991
Depreciation and amortization(2)	685,973	324,239		145,853		215,881
Income tax expense(2)	24,248	4,395		288		19,565
EBITDA(1)	$2,277,084	$1,439,189	(3)	$335,590	(4)	$502,305	(5)

Balance Sheet Data:
Real estate at cost	$16,822,358	$9,732,818		$4,383,418		$2,706,122
Investments in partially owned entities	1,246,496	1,036,130		102,635		107,731
Total assets	21,248,320	10,752,763		4,310,974		6,184,583
See notes on pages 111 and 112.

25. Segment Information – continued

(Amounts in thousands)	For the Year Ended December 31, 2013
	Total	New York		Washington, DC		Other
Total revenues	$2,299,176	$1,470,907		$541,161		$287,108
Total expenses	1,624,625	910,498		347,686		366,441
Operating income (loss)	674,551	560,409		193,475		(79,333)
(Loss) income from partially owned entities, including Toys	(338,785)	15,527		(6,968)		(347,344)
Income from Real Estate Fund	102,898	-		-		102,898
Interest and other investment (loss) income, net	(24,887)	5,357		129		(30,373)
Interest and debt expense	(425,782)	(181,966)		(102,277)		(141,539)
Net gain on disposition of wholly owned and partially
owned assets	2,030	-		-		2,030
(Loss) income before income taxes	(9,975)	399,327		84,359		(493,661)
Income tax benefit (expense)	8,717	(2,794)		14,031		(2,520)
(Loss) income from continuing operations	(1,258)	396,533		98,390		(496,181)
Income from discontinued operations	565,998	160,314		-		405,684
Net income (loss)	564,740	556,847		98,390		(90,497)
Less net income attributable to noncontrolling interests in
consolidated subsidiaries	(63,952)	(10,786)		-		(53,166)
Net income (loss) attributable to Vornado Realty L.P.	500,788	546,061		98,390		(143,663)
Interest and debt expense(2)	758,781	236,645		116,131		406,005
Depreciation and amortization(2)	732,757	293,974		142,409		296,374
Income tax expense (benefit)(2)	26,371	3,002		(15,707)		39,076
EBITDA(1)	$2,018,697	$1,079,682	(3)	$341,223	(4)	$597,792	(5)

Balance Sheet Data:
Real estate at cost	$15,392,968	$8,422,297		$4,243,048		$2,727,623
Investments in partially owned entities	1,249,667	904,278		100,543		244,846
Total assets	20,097,224	9,255,964		4,107,636		6,733,624

See notes on page 111 and 112.

25. Segment Information – continued

(Amounts in thousands)	For the Year Ended December 31, 2012
	Total	New York		Washington, DC		Other
Total revenues	$2,332,724	$1,319,470		$554,028		$459,226
Total expenses	1,738,381	835,563		360,056		542,762
Operating income (loss)	594,343	483,907		193,972		(83,536)
Income (loss) from partially owned entities, including Toys	423,126	207,773		(5,612)		220,965
Income from Real Estate Fund	63,936	-		-		63,936
Interest and other investment (loss) income, net	(261,200)	4,002		126		(265,328)
Interest and debt expense	(431,235)	(146,350)		(115,574)		(169,311)
Net gain on disposition of wholly owned and partially
owned assets	4,856	-		-		4,856
Income (loss) before income taxes	393,826	549,332		72,912		(228,418)
Income tax expense	(8,132)	(3,491)		(1,650)		(2,991)
Income (loss) from continuing operations	385,694	545,841		71,262		(231,409)
Income from discontinued operations	308,847	30,293		167,766		110,788
Net income (loss)	694,541	576,134		239,028		(120,621)
Less net income attributable to noncontrolling interests in
consolidated subsidiaries	(32,018)	(2,138)		-		(29,880)
Net income (loss) attributable to Vornado Realty L.P.	662,523	573,996		239,028		(150,501)
Interest and debt expense(2)	760,523	187,855		133,625		439,043
Depreciation and amortization(2)	735,293	252,257		157,816		325,220
Income tax expense (2)	7,026	3,751		1,943		1,332
EBITDA(1)	$2,165,365	$1,017,859	(3)	$532,412	(4)	$615,094	(5)
Balance Sheet Data:
Real estate at cost	$15,287,078	$8,687,141		$4,171,879		$2,428,058
Investments in partially owned entities	1,704,297	576,336		95,670		1,032,291
Total assets	22,065,049	9,215,438		4,196,694		8,652,917

See notes on page 111 and 112.

25. Segment Information – continued

	Notes to preceding tabular information:

(1)	EBITDA represents "Earnings Before Interest, Taxes, Depreciation and Amortization." We consider EBITDA a supplemental measure for making decisions and assessing the unlevered performance of our segments as it relates to the total return on assets as opposed to the levered return on equity. As properties are bought and sold based on a multiple of EBITDA, we utilize this measure to make investment decisions as well as to compare the performance of our assets to that of our peers. EBITDA should not be considered a substitute for net income. EBITDA may not be comparable to similarly titled measures employed by other companies.

(2)	Interest and debt expense, depreciation and amortization and income tax expense (benefit) in the reconciliation of net income (loss) to EBITDA includes our share of these items from partially owned entities.

(3)	The elements of "New York" EBITDA are summarized below.

		For the Year Ended December 31,
	(Amounts in thousands)	2014	2013	2012
	Office(a)	$1,085,262	$759,941	$568,518
	Retail	281,428	246,808	189,484
	Alexander's(b)	41,746	42,210	231,402
	Hotel Pennsylvania	30,753	30,723	28,455
	Total New York	$1,439,189	$1,079,682	$1,017,859

	(a)	2014 and 2013 includes $440,537 and $127,512 net gains on sale of real estate, respectively.

	(b)	2012 includes $179,934 for our share of net gain on sale of Kings Plaza.

(4)	The elements of "Washington, DC" EBITDA are summarized below.

		For the Year Ended December 31,
	(Amounts in thousands)	2014	2013	2012
	Office, excluding the Skyline Properties (a)	$266,859	$268,373	$449,448
	Skyline properties	27,150	29,499	40,037
	Total Office	294,009	297,872	489,485
	Residential	41,581	43,351	42,927
	Total Washington, DC	$335,590	$341,223	$532,412

	(a)	2012 includes $163,367 of net gains on sale of real estate.

25. Segment Information – continued

	Notes to preceding tabular information:

(5)	The elements of "other" EBITDA from continuing operations are summarized below.

	(Amounts in thousands)	For the Year Ended December 31,
		2014	2013	2012
	Our share of Real Estate Fund:
	Income before net realized/unrealized gains	$8,056	$7,752	$6,385
	Net realized/unrealized gains on investments	37,535	23,489	13,840
	Carried interest	24,715	18,230	4,379
	Total	70,306	49,471	24,604
	Our share of Toys "R" Us	103,632	(12,081)	281,289
	The Mart and trade shows	79,636	74,270	62,470
	555 California Street	48,844	42,667	46,167
	India real estate ventures	6,434	5,841	3,654
	LNR(a)	-	20,443	75,202
	Lexington(b)	-	6,931	32,595
	Other investments	26,586	28,505	25,103
		335,438	216,047	551,084
	Corporate general and administrative expenses(c)	(94,929)	(94,904)	(89,082)
	Investment income and other, net(c)	31,665	46,525	45,563
	Urban Edge Properties and residual retail properties discontinued operations(d)	235,989	531,493	201,035
	Acquisition and transaction related costs, and impairment losses	(16,392)	(24,857)	(17,386)
	Net gain on sale of marketable securities, land parcels and residential
	condominiums	13,568	56,868	4,856
	Our share of debt satisfaction gains and net gains on sale of real estate
	of partially owned entities	13,000	-	-
	Suffolk Downs impairment loss and loan reserve	(10,263)	-	-
	Our share of impairment losses of partially owned entities	(5,771)	-	(4,936)
	Losses from the disposition of investment in J.C. Penney	-	(127,888)	(300,752)
	Severance costs (primarily reduction in force at the Mart)	-	(5,492)	(3,005)
	Purchase price fair value adjustment and accelerated amortization of
	discount on investment in subordinated debt of Independence Plaza	-	-	105,366
	The Mart discontinued operations	-	-	93,588
	Net gain resulting from Lexington's stock issuance and asset acquisition	-	-	28,763
		$502,305	$597,792	$615,094

	(a)		On April 19, 2013, LNR was sold.

	(b)		In the first quarter of 2013, we began accounting for our investment in Lexington as a marketable equity security - available for sale. This investment was previously accounted for under the equity method (see page 82 for details).

	(c)		The amounts in these captions (for this table only) exclude income/expense from the mark-to-market of our deferred compensation plan of $11,557, $10,636 and $6,809 for the years ended December 31, 2014, 2013 and 2012, respectively.

	(d)		The year ended December 31, 2014, includes $14,956 of transaction costs related to the spin-off of our strip shopping centers and malls.